Derivative liabilities	6 Months Ended
Feb. 28, 2026
Derivative liabilities
Derivative liabilities

16. Derivative liabilities

Warrants issued to common shareholders

On April 19, 2023, as part of a share subscription, the Company issued warrants with the option to purchase 9 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of $227,340.00.

On June 16, 2023, as part of a share subscription, the Company issued warrants with the option to purchase 11 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of $218,700.00.

On August 2, 2023, as part of a share subscription, the Company issued warrants with the option to purchase 14 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of $218,700.00.

On September 20, 2023, as part of a share subscription (note 23), the Company issued warrants with the option to purchase 8 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of $218,700.00.

On December 13, 2023, the Company agreed to reduce the exercise price of 65 of its previously issued warrants to $56,700.00.

On January 14, 2025, as part of a share subscription, the Company issued warrants with the option to purchase 5,885 Voting Common Shares of the Company for a period of five and a half years from the grant date at an exercise price of $600.00.

On December 19, 2025, as part of a share subscription, the Company issued warrants with the option to purchase 400,008 Voting Common Shares of the Company for a period of five years from the grant date at an exercise price of $15.00.

The table below lists the assumptions used to determine the fair value of these warrant grants or issuances. Volatility is based on the historical share price volatility of the Company and other public companies with characteristics similar to the Company.

	Original			Risk-free
	Exercise	Market	Expected	interest	Expected
	price	price	volatility	rate	life
Issuance date	$	$	%	%	(years)
April 19, 2023	227,340.00	223,830.00	75	3.9	3
June 16, 2023	218,700.00	224,640.00	75	4.1	3
August 2, 2023	218,700.00	207,360.00	75	4.8	3
September 20, 2023	218,700.00	177,120.00	75	4.8	3
January 14, 2025	600.00	560.00	99	4.4	5.5
December 19, 2025	15.00	10.02	127	3.7	5

		Number of	Weighted average
	Revised	warrants	remaining
	Exercise price	outstanding	contractual life
Issuance date	$	#	(years)
April 19, 2023	56,700.00	9	0.14
June 16, 2023	56,700.00	11	0.30
August 2, 2023	56,700.00	14	0.42
September 20, 2023	56,700.00	8	0.56
January 14, 2025	600.00	5,885	4.38
December 19, 2025	15.00	400,008	4.81

As at February 28, 2026, the derivative liabilities related to the warrants issued to common shareholders amounted to $430,032 [August 31, 2025 – $125,227]. For the three-month and six-month periods ended February 28, 2026, the Company allocated transaction costs of $440,584 related to the warrants issued during the period, which were recorded in net finance expense (income) [February 28, 2025 – $343,163] [note 21].

The table below summarizes the movement in the derivative liabilities related to the warrants issued to common shareholders during the six-month period ended February 28, 2026 and the fiscal year ended August 31, 2025:

	As at	As at
	February 28,	August 31,
	2026	2025
	$	$
Opening balance	125,227	22,655
Additions	2,867,806	2,215,564
Change in estimate of fair value	(2,553,068)	(2,181,781)
Currency translation	(9,933)	68,789
Closing balance	430,032	125,227

For the three-month period ended February 28, 2026, the Company recorded a gain of $2,527,974 related to the valuation of these instruments in net finance expense (income) [February 28, 2025 – $992,193] [note 21]. For the six-month period ended February 28, 2026, the Company recorded a gain of $2,553,068 related to the valuation of these instruments in net finance expense (income) [February 28, 2025 – $1,014,079] [note 21].

Series A Convertible Preferred Shares

On December 13, 2023, the Company authorized the issuance of Series A Convertible Preferred Shares. This class of shares ranked senior to the Voting Common Shares but retained no voting rights. They had a stated value of $1,000 per share and were convertible into Voting Common Shares of the Company at the election of the holder at any time at a price of $56,700.00 per share, exercise price subject to adjustment. The Series A Convertible Preferred Shares were convertible at the election of its holder into that number of Voting Common Shares determined by dividing its stated value (plus any and all other amounts which may be owing in connection therewith) by the exercise price, subject to certain beneficial ownership limitations which prohibited any holder from converting into an amount of Voting Common Shares that would cause such holder to beneficially own more than 4.99% of the then outstanding Voting Common Shares). On the one-year anniversary of the original issuance date, the Series A Convertible Preferred Shares automatically converted into Voting Common Shares at the lesser of the then exercise price, and 80% of the average volume-weighted average price of the Company’s Voting Common Shares during the five trading days ending on, and including, such date. The conversion price for the Series A Convertible Preferred Shares had a floor of $16,200.00. The holder also received 1 warrant to purchase Voting Common Shares per $1,000 stated value of the Series A Convertible Preferred Shares held that are exercisable for a period of 5 years from the issuance date at a price of $56,700.00 per share. In addition, the holder received an option to purchase one additional Series A Convertible Preferred Share and 1 warrant to purchase Voting Common Shares per each Series A Convertible Preferred Share held for a period of 6 months from the issuance date at the stated value of $1,000.

On December 21, 2023, the Company issued 3,000 Series A Convertible Preferred Shares and 60 warrants to purchase Voting Common Shares for a total cash consideration of $3,000,000. For the fiscal year ended August 31, 2024, the Company incurred transaction costs of $452,398 related to this issuance.

During the fiscal year ended August 31, 2024, 650 Series A Convertible Preferred Shares were converted into 38 Voting Common Shares at a value of $199,069 [note 18].

On August 16, 2024, 60 warrants to purchase Voting Common Shares issued to Series A Convertible Preferred shareholders were exchanged for 105 Voting Common Shares and 2 Pre-Funded Warrants.

During the fiscal year ended August 31, 2025, 400 Series A Convertible Preferred Shares were converted into 26 Voting Common Shares at a value of $100,610 [note 18].

On December 21, 2024, the Company forced the conversion of 1,950 Series A Convertible Preferred Shares into 123 Common Shares at a value of $71,784 [note 18].

Given the variability associated with the various components of this instrument, these instruments were recorded as derivative liabilities and will be subject to fair value adjustments at the issuance date and at subsequent balance sheet dates. The fair value was determined using the Monte Carlo simulation run under the Geometric Brownian Motion. Since the fair value is based on valuation using unobservable market inputs, the Company did not recognize the loss on initial recognition. The difference between the fair value at initial recognition and the transaction price was deferred and is recognized over time based on the individual terms of each financial instrument. This difference determined was due to delays in negotiations, the changes in the capital market and the Company’s liquidity situation.

The table below summarizes the movement in the derivative liabilities related to the Series A Convertible Preferred Shares including the related warrants and option to purchase additional Series A Convertible Preferred Shares and related warrants during the six-month period ended February 28, 2026 and the fiscal year ended August 31, 2025:

	As at	As at
	February 28,	August 31,
	2026	2025
	$	$
Opening balance	—	514,589
Revaluation at the end of the period	—	(901,504)
Accelerated amortization of the deferred loss during the period	—	576,209
Voluntary conversions to Voting Common Shares during the period	—	(100,610)
Forced conversions to Voting Common Shares during the period	—	(71,784)
Currency translation	—	(16,900)
Closing balance	—	—

For the three-month and six-month periods ended February 28, 2026, the Company recorded a gain of nil and nil respectively [February 28, 2025 – $29,344 and $325,294 respectively], related to the valuation of these instruments in net finance expense (income) [note 21]. Included in this gain is the accelerated amortization of the deferred loss at issuance. The portion of this balance that was applicable to the Series A Convertible Preferred Shares was written off completely at November 30, 2024 because the amount of the deferred loss balance at that date exceeded the fair value attributable to these instruments at that date. As such, the Company recorded an accelerated loss of nil on these instruments for the six-month period ended February 28, 2026 [February 28, 2025 – $576,207].

Series B Convertible Preferred Shares

On December 13, 2023, the Company authorized the issuance of Series B Convertible Preferred Shares. This class of shares ranked senior to the Voting Common Shares but retained no voting rights. They had a stated value of $1,000 per share and were convertible into Voting Common Shares of the Company at the election of the holder at any time at a price of $56,700.00 per share, exercise price subject to adjustment. The Series B Convertible Preferred Shares were convertible at the election of its holder into that number of Voting Common Shares determined by dividing its stated value (plus any and all other amounts which may be owing in connection therewith) by the exercise price, subject to certain beneficial ownership limitations which prohibited any holder from converting into an amount of Voting Common Shares that would cause such holder to beneficially own more than 4.99% of the then outstanding Voting Common Shares). On the one-year anniversary of the original issuance date, the Series B Convertible Preferred Shares automatically converted into Voting Common Shares at the lesser of the then exercise price, and 80% of the average volume-weighted average price of the Company’s Voting Common Shares during the five trading days ending on, and including, such date. The conversion price for the Series B Convertible Preferred Shares had a floor of $16,200.00. The holder also received 1 warrant to purchase Voting Common Shares per $1,000 stated value of the Series B Convertible Preferred Shares held that are exercisable for a period of 5 years from the issuance date at a price of $56,700.00 per share.

On January 17, 2024, the Company issued 3,000 Series B Convertible Preferred Shares and 53 warrants to purchase Voting Common Shares for a total cash consideration of $3,000,000. For the fiscal year ended August 31, 2024, the Company incurred transaction costs of $676,621 related to this issuance.

On January 17, 2025, the Company forced the conversion of 3,000 Series B Convertible Preferred Shares into 186 Common Shares at a value of $136,298 [note 18].

Given the variability associated with the various components of this instrument, these instruments were recorded as derivative liabilities and will be subject to fair value adjustments at the issuance date and at subsequent balance sheet dates. The fair value was determined using the Monte Carlo simulation run under the Geometric Brownian Motion. Since the fair value is based on valuation using unobservable market inputs, the Company did not recognize the loss on initial recognition. The difference between the fair value at initial recognition and the transaction price was deferred and is recognized over time based on the individual terms of each financial instrument. This difference determined was due to delays in negotiations, the changes in the capital market and the Company’s liquidity situation.

The table below summarizes the movement in the derivative liabilities related to the Series B Convertible Preferred Shares including the related warrants during the six-month period ended February 28, 2026 and the fiscal year ended August 31, 2025:

	As at	As at
	February 28,	August 31,
	2026	2025
	$	$
Opening balance	673	1,078,936
Revaluation at the end of the period	1,633	(1,482,319)
Accelerated amortization of the deferred loss during the period	—	580,881
Forced conversions to Voting Common Shares during the period	—	(136,298)
Currency translation	30	(40,527)
Closing balance	2,336	673

For the three-month and six-month periods ended February 28, 2026, the Company recorded a loss of $1,817 and $1,633 respectively [February 28, 2025 – loss of $110,865 and a gain of $769,590 respectively], related to the valuation of these instruments in net finance expense (income) [note 21]. Included in this gain is the accelerated amortization of the deferred loss at issuance. The portion of this balance that was applicable to the Series B Convertible Preferred Shares was written off completely at November 30, 2024 because the amount of the deferred loss balance at that date exceeded the fair value attributable to these instruments at that date. As such, the Company recorded an accelerated loss of nil on these instruments for the six-month period ended February 28, 2026 [February 28, 2025 – $565,436].

Purchase consideration – NVG acquisition

As part of the NVG acquisition [note 4], the Company entered into the following financial instruments:

●	The Initial Convertible Note is a convertible promissory note which was issued to Roger Moore, a related party [note 17], on June 20, 2025 for $4 million, with a maturity date of June 20, 2027. The convertible note accrues interest at 6.0% per annum and has monthly interest payments of $20,000. The convertible note can be converted at anytime to Voting Common Shares of the Company at an exercise price of $344.96.
●	The Subsequent Convertible Note is a convertible promissory note which is expected to be issued to Roger Moore, a related party [note 17], for $2 million with a term of 36 months. The convertible note will accrue interest at 6.0% per annum and have monthly interest payments of $10,000. The convertible note will be convertible at anytime to Voting Common Shares of the Company at an exercise price of $344.96. The issuance is contingent on the outcome of certain legal claims against NVG. A 50% probability was assigned to the issuance of this instrument.
●	The Real Estate Note is a convertible promissory note which was issued to Roger Moore, a related party [note 16], on October 21, 2025 following completion of certain real estate transactions [note 17], for $2 million with a term of 36 months. The convertible note accrues interest at 6.0% per annum and has monthly interest payments of $10,000. The convertible note will be convertible at anytime to Voting Common Shares of the Company at an exercise price of $344.96.
●	The Share Consideration consists of up to 6,376 Voting Common Shares of the Company to be issued to Roger Moore, a related party [note 17]. The issuance is contingent on the completion of certain real estate transactions [note 17].

The Initial Convertible Note, the Subsequent Convertible Note and the Real Estate Note contain embedded conversion features which require bifurcation into debt and option components in accordance with IAS 32 and IFRS 9. On June 20, 2025, the acquisition date of NVG, the fair value of each component was determined in accordance with IFRS 13 using valuation techniques consistent with those applied by an independent valuation specialist.

The debt components were valued using a discounted cash flow model based on the contractual interest and principal payments, discounted using credit-adjusted market yields reflective of the Company’s estimated unsecured borrowing rate and observable credit spreads for CCC-rated U.S. Consumer Discretionary issuers with similar maturities. Where applicable, present-value adjustments were applied to instruments expected to be issued at a future date.

The conversion option components were valued using a Black-Scholes option pricing model, which incorporated Level 3 inputs including:

●	the Company’s quoted share price on the valuation date;
●	expected volatility based on historical daily, weekly and monthly volatility observations for the Company and comparable issuers;
●	risk-free interest rates derived from U.S. Treasury yields with maturities matching each instrument’s expected life;
●	expected terms to maturity consistent with the contractual lives of each instrument (adjusted for expected issuance timing where relevant);
●	a 0% dividend yield; and
●	for the Subsequent Convertible Note, a 50% probability weighting to reflect the contingent issuance conditions.

The contingent Share Consideration was measured at the Company’s closing share price on June 20, 2025 of $313.60, adjusted for a discount for lack of marketability of 25%. As the Share Consideration meets the definition of an equity-settled instrument, it was recorded in Contributed Surplus.

In accordance with IFRS 9, each convertible note was assessed to determine whether the conversion option was closely related to the debt host. As the conversion features were not considered closely related, each note was bifurcated into (i) a long-term debt host measured at amortized cost and (ii) an embedded derivative measured at Fair Value Through Profit and Loss. In addition, the contingent share consideration was evaluated and classified as equity.

At June 20, 2025, the embedded conversion options within the three notes were valued using a Black-Scholes option pricing model, taking into account expected volatility, risk-free rates, remaining terms, and the fixed conversion price. The corresponding debt hosts were measured using credit-adjusted market discount rates.

Given the variability associated with the various components of these instruments, they were recorded as debt hosts and derivative liabilities and will be subject to fair value adjustments at the issuance date and at subsequent balance sheet dates.

The allocation between debt hosts and embedded derivatives at June 20, 2025 is as follows:

	Debt Host	Derivative Liability
	$	$
Initial Convertible Note	3,282,369	2,319,565
Subsequent Convertible Note	695,572	540,026
Real Estate Note	1,376,954	1,168,059
	5,354,895	4,027,650

The allocation between debt hosts and embedded derivatives at August 31, 2025 is as follows:

	Debt Host	Derivative Liability
	$	$
Initial Convertible Note	3,111,810	205,065
Subsequent Convertible Note	653,262	56,261
Real Estate Note	1,283,434	123,012
	5,048,506	384,338

The allocation between debt hosts and embedded derivatives at February 28, 2026 is as follows:

	Debt Host	Derivative Liability
	$	$
Initial Convertible Note	3,109,769	929
Subsequent Convertible Note	754,529	1,405
Real Estate Note	1,490,010	3,970
	5,354,308	6,304

The table below summarizes the movement in the derivative liabilities related to the purchase consideration instruments during the six-month period ended February 28, 2026 and the fiscal year ended August 31, 2025:

	As at	As at
	February 28, 2026	August 31, 2025
	$	$
Opening balance	384,338	—
Fair value at issuance	—	4,027,650
Revaluation during the period due to partial settlements of underlying convertible note due to related party recorded in contributed surplus	(17,578)	—
Revaluation at the end of the period	(360,456)	(3,643,312)
Closing balance	6,304	384,338

For the three-month and six-month periods ended February 28, 2026, the Company recorded a loss of $125,855 and $466,795 respectively related to the valuation of the debt hosts [February 28, 2025 – nil for both periods] and a gain of $299,551 and $360,456 respectively related to the valuation of the derivative liabilities [February 28, 2025 – nil for both periods] in net finance expense (income) [note 21].